Fair Value of Financial Assets and Liabilities - Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	$ 601,002
2022 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	334,330
2023 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	264,188
Lease obligation [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	2,484
Less than 1 year [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	34,134
Less than 1 year [Member] | 2022 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	20,071
Less than 1 year [Member] | 2023 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	13,381
Less than 1 year [Member] | Lease obligation [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	682
1-3 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	68,072
1-3 years [Member] | 2022 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	40,143
1-3 years [Member] | 2023 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	26,762
1-3 years [Member] | Lease obligation [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	1,167
3-5 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	67,359
3-5 years [Member] | 2022 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	40,143
3-5 years [Member] | 2023 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	26,762
3-5 years [Member] | Lease obligation [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	454
Greater than 5 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	431,437
Greater than 5 years [Member] | 2022 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	233,973
Greater than 5 years [Member] | 2023 Secured Note Including Interest [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	197,283
Greater than 5 years [Member] | Lease obligation [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
Total financial liabilities	$ 181